Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the Company's share-based compensation cost

The table below presents a summary of the Company’s share-based compensation cost for the years ended December 31, 2012, 2013 and 2014 (in thousands):

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Cost of revenues	100,540	165,708	169,621
Selling and marketing expenses	13,368	17,967	23,253
General and administrative expenses	33,374	48,350	51,475
Research and development expenses	55,736	74,283	104,928
	203,018	306,308	349,277

Schedule of total intrinsic value of options exercised and the total fair value of RSUs vested during the period

	Stock Options
	US$	RMB
	(in millions)	(in millions)
Total intrinsic value exercised:
2012	6.3	39.1
2013	0.2	1.4
2014	0.4	2.7

	RSU
	US$	RMB
	(in millions)	(in millions)
Total fair value vested:
2012	18.6	115.8
2013	27.3	165.3
2014	48.6	301.6

Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the Company's stock options award and RSUs activities

	Employees	Senior Management	Director and Consultants	Total	Weighted Average Exercise Price
	(in thousands)	(in thousands)	(in thousands)	(in thousands)	US$

Number of ordinary shares issuable upon exercise of stock options:

Outstanding at January 1, 2012	4,517	—	937	5,454	0.877
Exercised	(3,992)	—	(937)	(4,929)	0.794
Outstanding at December 31, 2012	525	—	—	525	1.659

Outstanding at January 1, 2013	525	—	—	525	1.659
Exercised during the year	(240)	—	—	(240)	1.659
Outstanding at December 31, 2013	285	—	—	285	1.659

Outstanding at January 1, 2014	285	—	—	285	1.659
Exercised during the year	(285)	—	—	(285)	1.659
Outstanding at December 31, 2014	—	—	—	—	—

Restricted Stock Units (RSU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the Company's stock options award and RSUs activities

	Employees	Senior Management	Director and Consultants	Total
	(in thousands)	(in thousands)	(in thousands)	(in thousands)

Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at January 1, 2012	12,372	1,700	580	14,652
Granted	18,451	—	265	18,716
Vested	(8,390)	—	(290)	(8,680)
Forfeited	(1,973)	(1,700)	(290)	(3,963)
Outstanding at December 31, 2012	20,460	—	265	20,725

Outstanding at January 1, 2013	20,460	—	265	20,725
Granted	18,371	—	287	18,658
Vested	(12,818)	—	(265)	(13,083)
Forfeited	(861)	—	—	(861)
Outstanding at December 31, 2013	25,152	—	287	25,439

Outstanding at January 1, 2014	25,152	—	287	25,439
Granted	30,429	—	195	30,624
Vested	(17,200)	—	(250)	(17,450)
Forfeited	(1,539)	—	—	(1,539)
Outstanding at December 31, 2014	36,842	—	232	37,074

Schedule of weighted average remaining contractual life for the RSUs outstanding

The following table presents the weighted average remaining contractual life for the RSUs outstanding as of December 31, 2014:

		Weighted
		Average	Weighted
	Number	Remaining	Average
	Outstanding/	Contractual	Exercise
Exercise Price	Exercisable	Life	Price
	(in thousands)	Years	US$
Restricted Share Units
Performance-based settled in stock	10,103	3.65	n/a
Time-based-settled in stock/cash	45,769	3.14	n/a
Time-based-settled in stock	19,900	2.49	n/a
	75,772	3.04	n/a